Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 5,340,678,913	$ 832,634,711	$ 89,022,006	$ 205,099,282	$ 170,698	$ 6,467,605,610
AUSTRALIA
Total			261,120			261,120
AUSTRALIA | Australia Tax Office [Member]
Total			261,120			261,120
CAMBODIA
Total			250,250			250,250
CAMBODIA | Ministry of Mines and Energy [Member]
Total			250,250			250,250
CANADA
Total	19,589,893	194,723,444	8,167,098			222,480,435
CANADA | Government of Canada [Member]
Total			95,880			95,880
CANADA | Province of Alberta [Member]
Total		165,175,842	3,840,956			169,016,798
CANADA | Province of British Columbia [Member]
Total	1,857,305	29,547,602	1,970,061			33,374,968
CANADA | Regional Municipality of Wood Buffalo [Member]
Total	17,732,588					17,732,588
CANADA | Blueberry River First Nation [Member]
Total			675,692			675,692
CANADA | Fort Mcmurray 468 First Nation [Member]
Total			649,875			649,875
CANADA | Halfway River First Nation [Member]
Total			664,924			664,924
CANADA | Heart Lake First Nation Consultation [Member]
Total			136,487			136,487
CANADA | Metis Nation of Alberta Local Council 1935 [Member]
Total			133,223			133,223
CHINA
Total	167,379,229		233,680			167,612,909
CHINA | Tianjin Municipal Tax Service, State Taxation Administration [Member]
Total	164,143,357		233,680			164,377,037
CHINA | CNOOC (China) Ltd - Tianjin Branch [Member]
Total	3,235,872					3,235,872
LIBYA
Total	1,317,147,512	96,282,296	82,547			1,413,512,355
LIBYA | Ministry of Oil and Gas [Member]
Total	1,317,147,512	96,282,296	82,547			1,413,512,355
MALAYSIA
Total	298,249,191		5,819,773		170,698	304,239,662
MALAYSIA | Ketua Pengarah Hasil Dalam Negeri [Member]
Total	239,810,821					239,810,821
MALAYSIA | Pengarah Kastam Negeri [Member]
Total	17,005,855					17,005,855
MALAYSIA | Petroliam Nasional Berhad [Member]
Total			5,819,773		$ 170,698	5,990,471
MALAYSIA | Bendahari Negeri Sabah [Member]
Total	41,432,515					41,432,515
NORWAY
Total	2,766,791,133		66,601,923	205,099,282		3,038,492,338
NORWAY | Sokkeldirektoratet [Member]
Total			64,475,036			64,475,036
NORWAY | Skatteetaten [Member]
Total	2,766,791,133					2,766,791,133
NORWAY | Petoro [Member]
Total				$ 205,099,282		205,099,282
NORWAY | Naeringslivets NOx Fond [Member]
Total			2,126,887			2,126,887
UNITED KINGDOM
Total	14,545,955		238,121			14,784,076
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	14,545,955					14,545,955
UNITED KINGDOM | North Sea Transition Authority [Member]
Total			238,121			238,121
UNITED STATES
Total	756,976,000	541,628,971	7,367,494			1,305,972,465
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		540,856,841	3,793,955			544,650,796
UNITED STATES | Bureau of Land Management [Member]
Total		$ 772,130	$ 3,573,539			4,345,669
UNITED STATES | Internal Revenue Service [Member]
Total	$ 756,976,000					$ 756,976,000